COLLABORATION AGREEMENTS (Details)	12 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			28 Months Ended	39 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended	39 Months Ended	63 Months Ended				39 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2003 Collaborative agreements Taiho USD ($)	Jun. 30, 2013 Collaborative agreements Taiho USD ($)	Jun. 30, 2012 Collaborative agreements Taiho USD ($)	Jun. 30, 2013 Collaborative agreements Taiho USD ($)	Jun. 30, 2012 Collaborative agreements Taiho USD ($)	Dec. 31, 2012 Collaborative agreements Taiho USD ($)	Dec. 31, 2011 Collaborative agreements Taiho USD ($)	Dec. 31, 2006 Collaborative agreements Taiho USD ($)	Jan. 31, 2006 Collaborative agreements Taiho USD ($)	Dec. 31, 2006 Collaborative agreements Taiho USD ($)	Jun. 30, 2013 Collaborative agreements Taiho Minimum	Dec. 31, 2012 Collaborative agreements Taiho Minimum	Jun. 30, 2013 Collaborative agreements Taiho Maximum	Dec. 31, 2012 Collaborative agreements Taiho Maximum	Mar. 25, 2008 Collaborative agreements Otsuka USD ($)	Oct. 31, 2009 Collaborative agreements Otsuka USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka USD ($)	Jun. 30, 2012 Collaborative agreements Otsuka USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka USD ($)	Jun. 30, 2012 Collaborative agreements Otsuka USD ($)	Dec. 31, 2012 Collaborative agreements Otsuka USD ($)	Sep. 25, 2009 Collaborative agreements Otsuka USD ($)	Jun. 30, 2010 Collaborative agreements Otsuka item	Jun. 30, 2011 Collaborative agreements Otsuka USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka USD ($)	Dec. 31, 2011 Collaborative agreements Otsuka USD ($)	Dec. 31, 2010 Collaborative agreements Otsuka USD ($)	Oct. 31, 2009 Collaborative agreements Otsuka CAD	Jun. 30, 2011 Collaborative agreements Otsuka Development activities USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka Minimum	Dec. 31, 2012 Collaborative agreements Otsuka Minimum	Jun. 30, 2013 Collaborative agreements Otsuka Maximum USD ($)	Dec. 31, 2012 Collaborative agreements Otsuka Maximum USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka Maximum Development activities USD ($)	Dec. 31, 2012 Collaborative agreements Otsuka Maximum Development activities USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka Maximum Regulatory approvals USD ($)	Dec. 31, 2012 Collaborative agreements Otsuka Maximum Regulatory approvals USD ($)	Jun. 30, 2013 Collaborative agreements Otsuka Maximum Achievement of certain sale goals USD ($)	Dec. 31, 2012 Collaborative agreements Otsuka Maximum Achievement of certain sale goals USD ($)	Jun. 30, 2013 Collaborative agreements EnVivo USD ($)	Jun. 30, 2012 Collaborative agreements EnVivo USD ($)	Dec. 31, 2012 Collaborative agreements EnVivo USD ($)	Dec. 31, 2011 Collaborative agreements EnVivo USD ($)	Dec. 31, 2005 Collaborative agreements EnVivo USD ($)	Feb. 07, 2005 Collaborative agreements EnVivo USD ($)	Feb. 07, 2005 Collaborative agreements EnVivo CAD
Collaborative agreements
Contract research funding received			$ 3,900,000																							$ 4,500,000																				$ 600,000
Proceeds from collaborators										2,000,000	5,400,000	12,300,000					2,000,000							1,900,000		6,500,000	6,500,000				4,500,000															1,100,000
Amount received for equity investment			2,700,000									2,700,000														1,500,000
Potential percentage reduction of royalty rate													20.00%	20.00%	30.00%	30.00%																40.00%	40.00%	50.00%	50.00%
Expiration period of agreement after the first sale						10 years		10 years													12 years		12 years
Period of material breach considered for terminating the agreement by arbitrator						90 days		90 days																																				30 days
Notice period for termination of agreement						30 days		30 days													90 days		90 days
Period of breach of payment considered for terminating the agreement																					30 days		30 days
Potential milestone payments																																		50,500,000	50,500,000	7,500,000	7,500,000	22,000,000	22,000,000	21,000,000	21,000,000
Collaboration revenue		3,144,000		0	0	0	0	0	420,000										0	0	0	0	0																			0	0	0	0
Research funding amount for initial period																	1,900,000
Initial period for research funding																	18 months
Number of occasions when collaboration period was extended																									3
Up-front license fee unamortized balance																												1,700,000	1,700,000
Equity investment in the Company's common stock	20,966,000	29,032,000	2,700,000									2,700,000						1,500,000									1,500,000
Price per share of common stock issued as part of the collaboration agreement (in dollars per share)																		$ 20.75												21.3
Percentage of premium on volume-weighted average price per share of common stock issued																		20.00%
Period over which volume-weighted average closing price of the company's stock is used																		5 days
License fee received			$ 1,000,000														$ 2,000,000																													$ 500,000
Warrants issued (in shares)																																															1,050	1,050
Exercise price of warrants (in dollars per share)																																															$ 171.55	214.3